SUMMARY OF LEASE OBLIGATIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Total discounted lease obligations	$ 445	$ 830
Less: current portion of lease obligations	(212)	(405)
Non-current of lease obligations	$ 233	$ 425